UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Reports to Stockholders.

Jackson Square All-Cap Growth Fund
IS Class Shares – JSSSX

Jackson Square Global Growth Fund
IS Class Shares – JSPUX
Institutional Class Shares – JSPTX

Jackson Square Large-Cap Growth Fund
IS Class Shares – DPLGX
Institutional Class Shares – JSPIX
Investor Class Shares – JSPJX

Jackson Square Select 20 Growth Fund
IS Class Shares – DPCEX

Jackson Square SMID-Cap Growth Fund
IS Class Shares – DCGTX
Institutional Class Shares – JSMTX
Investor Class Shares – JSMVX

Semi-Annual Report
www.jspfunds.com	April 30, 2017

Jackson Square Funds

June, 2017

Dear Shareholders:

Jackson Square Partners, LLC (“Jackson Square”), a U.S. registered investment adviser, is the adviser to the Jackson Square All-Cap Growth Fund, Jackson Square Global Growth Fund, Jackson Square Large-Cap Growth Fund, Jackson Square Select 20 Growth Fund, and Jackson Square SMID-Cap Growth Fund.

Despite positive absolute returns in the equity market over the past several years, Jackson Square believes that a lack of meaningful volatility combined with tepid investor confidence in the fundamental market outlook demonstrates that there are more than just fundamental factors affecting stock prices. Many investors have struggled with accurately predicting the pace of global economic recovery and assessing external factors that threaten economic fundamentals, such as central bank actions and fiscal policy debates across the globe. Nonetheless, absolute equity market returns have been strong since the market bottom in 2009, perhaps driven by asset allocation decision-makers seeking the potential for returns in a low interest rate environment.  The result has been more of an investor focus on equities as an asset class as opposed to a focus on company-specific fundamentals.

More recently, President Trump’s surprising victory in November and the corresponding initial market reaction reflects growing investor optimism, at least in the short-term, that potential policy shifts could stimulate economic growth.  While there are varying degrees of uncertainty to President’s Trump’s unconventional style as a head of state and current questions and investigations surrounding his administration, we are mindful of the potential macroeconomic implications of Trump policy shifts, e.g. economic growth, higher corporate and personal incomes from lower tax rates, etc.  We believe it is too early to determine the direction or magnitude of such outcomes but we will closely monitor President Trump’s tenure with a keen eye on the execution of significant policy shifts.

Nonetheless, regardless of policy outcomes, we remain consistent in our long-term investment philosophy:

We want to own what we view as strong secular-growth companies with solid business models and competitive positions that we believe can grow market share and have the potential to deliver shareholder value in a variety of market environments.

Jackson Square All-Cap Growth Fund

Jackson Square All-Cap Growth Fund (the “All-Cap Growth Fund”)

For the period November 1, 2016 through April 30, 2017 (the “Period”), the All-Cap Growth Fund IS Class shares returned 8.65%. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 3000® Growth Index, returned 15.47%. Weak relative performance in the information technology and consumer discretionary sectors outweighed the positive relative performance in consumer staples.

Jackson Square is a bottom-up, fundamental, concentrated growth manager therefore, the performance of the All-Cap Growth Fund is primarily driven by stock selection. Below highlights the two primary contributors and detractors to performance during the Period.

LendingTree, an online lending exchange, was a contributor to performance during the Period. Lending Tree’s business has been strong, especially in regards to the mortgage segment as the low interest rate environment continues to bolster house purchase activity. Additionally, the company reported that the acquisition of CompareCards in November 2016 has thus far exceeded expectations. We believe LendingTree should not only continue to be a leader in online loan referrals, but could also strengthen its business model by successfully diversifying its product offerings.

Zebra Technologies was a contributor to performance during the Period. There has been an uptick in Request for Proposal (RFP) activity and deals that had previously been deferred have started to close. The overall increase in demand is positive, especially in the U.K. where Brexit concerns had pushed out demand in previous periods. We continue to believe the acquired technology from the Motorola Solutions enterprise business, the catalyst for our initial investment in the stock, should allow the company to offer a complementary set of enhanced next-generation products to customers.

Liberty TripAdvisor Holdings – Series, a travel website providing travel advice and planning features, was a detractor from performance during the Period. While we believe utilization trends for the company’s booking transaction segment are improving, user behavior has been more difficult to change than expected. The company plans on increasing marketing spend in order to accelerate revenue growth and attract customers to the InstantBook feature. In addition, the company has optimized its search results to allow for a better consumer experience; consumers now have the option to choose listings from InstantBook or those of another site that may provide better value. While the transition to InstantBook has been slower than investors had expected or hoped, we still believe the company has the key assets in place to build a successful transaction business that may supplement its core travel search franchise.

Sally Beauty Holdings, an international specialty retailer and distributor of professional beauty supplies, was a detractor from performance during the Period. Like other retailers, the stock suffered from a sector wide sell-off that affected most U.S. retail chains. In addition, specific company store traffic weakness persisted, with negative comparable stores sales down during the quarter.  Ecommerce sales remains an opportunity for the company but the exposure here is still nascent and has not helped to offset the declines at its brick and mortar stores. We believe that the beauty supply industry should benefit from aging demographics and the relatively low level of discretionary income needed to afford beauty enhancement and maintenance products.

Jackson Square All-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of April 30, 2017

Since Inception(1)
IS Class	5.93%
Russell 3000® Growth Index(2)	13.87%

(1)	September 19, 2016
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell’s leading style methodology.

Jackson Square All-Cap Growth Fund

Sector Allocation (Unaudited)
As of April 30, 2017(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of April 30, 2017(1)
(% of net assets)

Microsoft	6.0%
PayPal Holdings	5.4%
Alphabet – Class A & C	4.9%
Celgene	4.6%
Symantec	3.5%
Biogen	3.4%
eBay	3.0%
FedEx	2.8%
Element Fleet Management	2.7%
Liberty Interactive QVC Group – Class A	2.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Global Growth Fund

Jackson Square Global Growth Fund (the “Global Growth Fund”)

For the period November 1, 2016 through April 30, 2017 (the “Period”), the Global Growth Fund IS Class shares returned 11.21%. The Fund’s Institutional shares returned 11.21%. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the MSCI All Country World Index (Net Dividends), returned 11.76%. Positive relative performance in the energy and healthcare sectors were offset by weak relative performance in the financials and consumer discretionary sectors.

Jackson Square is a bottom-up, fundamental, concentrated growth manager therefore, the performance of the Global Growth Fund is primarily driven by stock selection. Below highlights the two primary contributors and detractors to performance during the Period.

Intercontinental Hotels Group was a contributor to performance during the Period. The company appreciated in the post-election hospitality sector rally spurred by investors’ beliefs that President Trump will end minimum wage increases, break up unions and disassemble the Affordable Care Act. Overall economic health, and therefore prospective increased commercial and personal travel activity, could help the company accelerate its revenue per available room (RevPAR). Irrespective of the current macro environment, we continue to find the company attractive given its strategic plans to further reduce the capital intensity of its business and to return excess cash to shareholders.

Grifols, a specialty biopharmaceutical company that creates, manufactures, and distributes a range of plasma products, was a contributor to performance during the Period. The company is a leader in the plasma industry and one of the only pure players in plasma derivatives. There are only a few major competitors within the industry due to company mergers over recent years as well as high barriers to entry given significant regulatory requirements. In December 2016, it announced the acquisition of Hologic, which was viewed favorably by the market.  We believe the company could benefit from the expansion of insurance coverage in developed and emerging markets which may lead to increased use of its products.

TripAdvisor, a travel website providing travel advice and planning features, was a detractor from performance during the Period. While we believe utilization trends for the company’s booking transaction segment are improving, user behavior has been more difficult to change than expected. The company plans on increasing marketing spend in order to accelerate revenue growth and attract customers to the InstantBook feature. In addition, the company has optimized its search results to allow for a better consumer experience; consumers now have the option to choose listings from InstantBook or those of another site that may provide better value. While the transition to InstantBook has been slower than investors had expected or hoped, we still believe the company has the key assets in place to build a successful transaction business that may supplement its core travel search franchise.

Qualcomm, a leading intellectual property (IP) and fabless semiconductor company, detracted from performance during the Period. In recent years, Qualcomm has been repeatedly challenged by various entities across multiple geographies regarding its patent portfolio and its ability to collect royalties on those patents. The stock had recovered in 2016 partly because the market believed most of these challenges were behind the company. However in January, Apple made a very public attack stating that Qualcomm has established a monopolistic position which the company leverages to charge its customers excessively. Qualcomm’s management characterizes the suit as merely a contract dispute and not a legitimate legal challenge, despite Apple’s public comments, and believes it is strategic posturing by Apple in order to secure better contract pricing. Given the pattern of routine legal battles, we decided to reduce exposure to Qualcomm within the portfolio during the past six months.

Jackson Square Global Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Rates of Return as of April 30, 2017

Since Inception(1)
IS Class	9.17%
Institutional Class	9.11%
MSCI AC World Index(2)	11.35%

(1)	Inception date of each class was September 19, 2016.
(2)	The MSCI AC World Index is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets.

Jackson Square Global Growth Fund

Country Allocation (Unaudited)
As of April 30, 2017(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of April 30, 2017(1)
(% of net assets)

PayPal Holdings	4.3%
Alphabet – Class A & C	4.3%
Celgene	3.6%
Amadeus IT Group	3.3%
Mastercard – Class A	3.3%
Visa – Class A	3.3%
Microsoft	3.2%
Experian	3.2%
Samsung Electronics – GDR	3.1%
eBay	3.1%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Large-Cap Growth Fund

Jackson Square Large-Cap Growth Fund (the “Large-Cap Growth Fund”)

For the six-month ended April 30, 2017 (“the Period”), the Large-Cap Growth Fund IS Class shares returned 8.68%. The Fund’s Institutional shares returned 8.63% at net asset value and Investor shares returned 8.48%. These figures reflect all distributions reinvested. During the same period, the Large-Cap Growth Fund’s benchmark, the Russell 1000® Growth Index, returned 15.23%. For complete, annualized performance of the Large-Cap Growth Fund, please see the table on page 9. Strong relative performance in the consumer staples sector did not offset the weak relative performance in information technology and consumer discretionary sectors.

Jackson Square is a bottom-up, fundamental, concentrated growth manager therefore, the performance of the Large-Cap Growth Fund is primarily driven by stock selection. Below are short summaries for the two primary contributors and detractors to performance during the Period.

Symantec, a global leader in security and information management solutions, was a contributor to performance during the Period. With the addition of LifeLock, a recent acquisition in the consumer security segment, Symantec can now offer customers a robust product suite ranging from identity protection to recovery services. Overall, we like the risk/reward profile of this low-duration business and believe in the long-term secular growth of the cybersecurity market. We believe the company has additional M&A opportunities it can pursue to redefine Symantec as a security market leader. In addition, Symantec’s new management team, specifically CEO Greg Clark, who joined the company in August of 2016, has significant “skin in the game” in terms of compensation and incentives that are more aligned with shareholder interests.

Electronic Arts, a video game company, was a contributor to performance during the Period. The company continues to report positive earnings with the shift to digital and an increase of in-game micro transactions that drove incremental monetization. Within the company’s established game franchise, FIFA 17 was the bestselling console title and Battlefield 1’s user base was 50% larger than the previous version. Outside of its core franchise games, we believe the company may also benefit from upcoming new releases. In addition, the shift towards more digital downloads and increased mobile gaming, should drive more stable revenue growth and increase margins.

TripAdvisor, a travel website providing travel advice and planning features, was a detractor from performance during the Period. While we believe utilization trends for the company’s booking transaction segment are improving, user behavior has been more difficult to change than expected. The company plans on increasing marketing spend in order to accelerate revenue growth and attract customers to the InstantBook feature. In addition, the company has optimized its search results to allow for a better consumer experience; consumers now have the option to choose listings from InstantBook or those of another site that may provide better value. While the transition to InstantBook has been slower than investors had expected or hoped, we still believe the company has the key assets in place to build a successful transaction business that may supplement its core travel search franchise.

Qualcomm, a leading intellectual property (IP) and fabless semiconductor company, detracted from performance during the Period. In recent years, Qualcomm has been repeatedly challenged by various entities across multiple geographies regarding its patent portfolio and its ability to collect royalties on those patents. The stock had recovered in 2016 partly because the market believed most of these challenges were behind the company. However in January, Apple made a very public attack stating that Qualcomm has established a monopolistic position which the company leverages to charge its customers excessively. Qualcomm’s management characterizes the suit as merely a contract dispute and not a legitimate legal challenge, despite Apple’s public comments, and believes it is strategic posturing by Apple in order to secure better contract pricing. Given the pattern of routine legal battles, we have exited the position in the Large-Cap Growth Fund.

Jackson Square Large-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2017

	1 year	5 years	10 years	Since Inception(1)
IS Class	13.93%	11.16%	8.16%	7.73%
Institutional Class	13.84%	11.06%	8.05%	7.62%
Investor Class	13.56%	10.78%	7.78%	7.36%
Russell 1000® Growth Index(2)	19.50%	13.87%	8.88%	9.46%

(1)
Period from Fund inception through April 30, 2017. The IS Class commenced operation on November 1, 2005, and the Institutional Class and Investor Class shares commenced operations on September 19, 2016. Performance for the Institutional Class and Investor Class prior to period inception of each class is based on the performance of the IS Class Shares, adjusted for higher expenses applicable to each class’ shares.

(2)
The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher growth earning potential as defined by Russell’s leading style methodology.

Jackson Square Large-Cap Growth Fund

Sector Allocation (Unaudited)
As of April 30, 2017(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of April 30, 2017(1)
(% of net assets)

Alphabet – Class A & C	7.3%
Microsoft	6.2%
PayPal Holdings	6.0%
Visa – Class A	5.6%
Celgene	5.6%
Mastercard – Class A	4.6%
Crown Castle International – REIT	4.5%
eBay	4.3%
Facebook – Class A	4.2%
Liberty Interactive QVC Group – Class A	3.8%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Select 20 Growth Fund

Jackson Square Select 20 Growth Fund (the “Select 20 Growth Fund”)

For the six months ended April 30, 2017 (the “Period”), the Select 20 Growth Fund IS Class shares returned 6.88%. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 3000® Growth Index, returned 15.47%. For complete, annualized performance of the Select 20 Growth Fund, please see the table on page 12. Positive relative performance in the consumer staples sector did not offset the weak relative performance in consumer discretionary and information technology sectors.

Jackson Square is a bottom-up, fundamental, concentrated growth manager therefore, the performance of the Fund is primarily driven by stock selection. Below highlights the two primary contributors and detractors to performance during the Period.

Zebra Technologies was a contributor to performance during the Period. There has been an uptick in Request for Proposal (RFP) activity and deals that had previously been deferred have started to close. The overall increase in demand is positive, especially in the U.K. where Brexit concerns had pushed out demand in previous periods. We continue to believe the acquired technology from the Motorola Solutions enterprise business, the catalyst for our initial investment in the stock, should allow the company to offer a complementary set of enhanced next-generation products to customers. Based on strong performance during the Period, we exited the position in the Select 20 Growth Fund.

Electronic Arts, a video game company, was a contributor to performance during the Period. The company continues to report positive earnings with the shift to digital and an increase of in-game micro transactions that drove incremental monetization. Within the company’s established game franchise, FIFA 17 was the bestselling console title and Battlefield 1’s user base was 50% larger than the previous version. Outside of its core franchise games, we believe the company may also benefit from upcoming new releases. In addition, the shift towards more digital downloads and increased mobile gaming, should drive more stable revenue growth and increase margins.

Qualcomm, a leading intellectual property (IP) and fabless semiconductor company, detracted from performance during the Period. In recent years, Qualcomm has been repeatedly challenged by various entities across multiple geographies regarding its patent portfolio and its ability to collect royalties on those patents. The stock had recovered in 2016 partly because the market believed most of these challenges were behind the company. However in January, Apple made a very public attack stating that Qualcomm has established a monopolistic position which the company leverages to charge its customers excessively. Qualcomm’s management characterizes the suit as merely a contract dispute and not a legitimate legal challenge, despite Apple’s public comments, and believes it is strategic posturing by Apple in order to secure better contract pricing. Given the pattern of routine legal battles, we have exited the position in the Select 20 Growth Fund.

TripAdvisor, a travel website providing travel advice and planning features, was a detractor from performance during the Period. While we believe utilization trends for the company’s booking transaction segment are improving, user behavior has been more difficult to change than expected. The company plans on increasing marketing spend in order to accelerate revenue growth and attract customers to the InstantBook feature. In addition, the company has optimized its search results to allow for a better consumer experience; consumers now have the option to choose listings from InstantBook or those of another site that may provide better value. While the transition to InstantBook has been slower than investors had expected or hoped, we still believe the company has the key assets in place to build a successful transaction business that may supplement its core travel search franchise.

Jackson Square Select 20 Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000. Performance reflects waivers of fee and operating expenses in effect. In the absence of such waivers, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost. Performance assumes the reinvestment of capital gains and income distributions. The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2017

	1 year	5 years	10 years	Since Inception(1)
IS Class	11.96%	9.18%	7.85%	2.35%
Russell 3000® Growth Index(2)	19.83%	13.79%	8.80%	3.01%

(1)	March 31, 2000.
(2)
The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell’s leading style methodology.

Jackson Square Select 20 Growth Fund

Sector Allocation (Unaudited)
As of April 30, 2017(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of April 30, 2017(1)
(% of net assets)

Microsoft	7.8%
Alphabet – Class A & C	7.5%
Visa – Class A	6.4%
PayPal Holdings	6.0%
Celgene	5.9%
Intercontinental Exchange	5.8%
Symantec	5.5%
eBay	5.1%
Equity Commonwealth – REIT	4.9%
Crown Castle International – REIT	4.9%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square SMID-Cap Growth Fund

Jackson Square SMID-Cap Growth Fund (the “SMID-Cap Growth Fund”)

For the six months ended April 30, 2017 (the “Period”), the SMID-Cap Growth Fund IS Class shares returned 12.69% (the “Period”). The Fund’s Institutional shares returned 12.68% at net asset value and Investor shares returned 12.47% during the same Period. These figures reflect all distributions reinvested. During the Period, the Fund’s benchmark, the Russell 2500® Growth Index, returned 17.04%. For complete, annualized performance of the SMID-Cap Growth Fund, please see the table on page 15. Weak relative performance in the consumer discretionary sector exceeded the positive relative performance in the information technology and financial sectors.

Jackson Square is a bottom-up, fundamental concentrated growth manager therefore, the performance of the Fund is primarily driven by stock selection. Below highlights the two primary contributors and detractors to performance during the Period.

LendingTree, an online lending exchange, was a contributor to performance during the Period. Lending Tree’s business has been strong, especially in regards to the mortgage segment as the low interest rate environment continues to bolster house purchase activity. Additionally, the company reported that the acquisition of CompareCards in November 2016 has thus far exceeded expectations. We believe LendingTree should not only continue to be a leader in online loan referrals, but could also strengthen its business model by successfully diversifying its product offerings.

Zebra Technologies was a contributor to performance during the Period. There has been an uptick in Request for Proposal (RFP) activity and deals that had previously been deferred have started to close. The overall increase in demand is positive, especially in the U.K. where Brexit concerns had pushed out demand in previous periods. We continue to believe the acquired technology from the Motorola Solutions enterprise business, the catalyst for our initial investment in the stock, should allow the company to offer a complementary set of enhanced next-generation products to customers.

Liberty TripAdvisor Holdings – Series A, a travel website providing travel advice and planning features, was a detractor from performance during the Period. While we believe utilization trends for the company’s booking transaction segment are improving, user behavior has been more difficult to change than expected. The company plans on increasing marketing spend in order to accelerate revenue growth and attract customers to the InstantBook feature. In addition, the company has optimized its search results to allow for a better consumer experience; consumers now have the option to choose listings from InstantBook or those of another site that may provide better value. While the transition to InstantBook has been slower than investors had expected or hoped, we still believe the company has the key assets in place to build a successful transaction business that may supplement its core travel search franchise.

Sally Beauty Holdings, an international specialty retailer and distributor of professional beauty supplies, was a detractor from performance during the Period. Like other retailers, the stock suffered from a sector wide sell-off that affected most U.S. retail chains. In addition, specific company store traffic weakness persisted, with negative comparable stores sales down during the quarter.  Ecommerce sales remains an opportunity for the company but the exposure here is still nascent and has not helped to offset the declines at its brick and mortar stores. We believe that the beauty supply industry should benefit from aging demographics and the relatively low level of discretionary income needed to afford beauty enhancement and maintenance products.

Jackson Square SMID-Cap Growth Fund

Value of $10,000 Investment (Unaudited)

The chart assumes an initial investment of $10,000.  Performance reflects waivers of fee and operating expenses in effect.  In the absence of such waivers, total return would be reduced.  Past performance is not predictive of future performance.  Investment return and principal value will fluctuate, so that your shares, when redeemed may be worth more or less than their original cost.  Performance assumes the reinvestment of capital gains and income distributions.  The performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Annualized Rates of Return as of April 30, 2017

	1 year	5 years	10 years	Since Inception(1)
IS Class	14.19%	11.30%	12.12%	10.60%
Institutional Class	14.19%	11.21%	12.02%	10.50%
Investor Class	13.81%	10.91%	11.73%	10.22%
Russell 2500® Growth Index(2)	20.72%	12.75%	8.33%	9.25%

(1)
Period from Fund inception through April 30, 2017. The IS Class commenced operations on December 1, 2003, the Institutional Class commenced operations on September 16, 2016, and the Investor Class commenced operations on September 19, 2016. Performance for the Institutional Class and Investor Class prior to inception of each class is based on the performance of the IS Class, adjusted for the higher expenses applicable to each class’ shares.

(2)
The Russell 2500® Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher growth earning potential, as defined by Russell’s leading style methodology.

Jackson Square SMID-Cap Growth Fund

Sector Allocation (Unaudited)
As of April 30, 2017(1)
(% of Net Assets)

Top Ten Equity Holdings (Unaudited)
As of April 30, 2017(1)
(% of net assets)

Equity Commonwealth – REIT	5.7%
j2 Global	5.5%
Blackbaud	5.3%
Logitech International	5.2%
Zebra Technologies – Class A	5.0%
Bio-Techne	4.6%
Dunkin’ Brands Group	4.5%
Graco	4.2%
Outfront Media – REIT	3.9%
LendingTree	3.6%

(1)	Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Jackson Square Funds

Expense Examples (Unaudited)
April 30, 2017

As a shareholder of a Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees, shareholder servicing fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2016 – April 30, 2017).

ACTUAL EXPENSES
For each class, the first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, In addition, if transactional costs were included, your costs may have been higher.

Jackson Square All-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2016)	(4/30/2017)	(11/1/2016 to 4/30/2017)
IS Class Actual(2)	$1,000.00	$1,086.50	$4.66
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.90% for the IS Class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2017 of 8.65% for the IS Class.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2017

Jackson Square Global Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2016)	(4/30/2017)	(11/1/2016 to 4/30/2017)
IS Class Actual(2)	$1,000.00	$1,112.70	$5.50
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.59	$5.26
Institutional Class Actual(2)	$1,000.00	$1,112.10	$6.02
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.09	$5.76

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.05% and 1.15% for the IS Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2017 of 11.27% and 11.21% for the IS Class and Institutional Class, respectively.

Jackson Square Large-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(11/1/2016)	(4/30/2017)	(11/1/2016 to 4/30/2017)
IS Class Actual(4)	$1,000.00	$1,086.80	$3.31
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.62	$3.21
Institutional Class Actual(4)	$1,000.00	$1,086.30	$3.83
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,021.12	$3.71
Investor Class Actual(4)	$1,000.00	$1,084.80	$5.12
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,019.89	$4.96

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.64%, 0.74% and 0.99% for the IS Class, Institutional Class, and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended April 30, 2017 of 8.68%, 8.63% and 8.48% for the IS Class, Institutional Class, and Investor Class, respectively.

Jackson Square Funds

Expense Examples (Unaudited) – Continued
April 30, 2017

Jackson Square Select 20 Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	(11/1/2016)	(4/30/2017)	(11/1/2016 to 4/30/2017)
IS Class Actual(2)	$1,000.00	$1,068.80	$4.46
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$4.36

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.87% for the IS Class, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2017 of 6.88% for the IS Class.

Jackson Square SMID-Cap Growth Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(3)
	(11/1/2016)	(4/30/2017)	(11/1/2016 to 4/30/2017)
IS Class Actual(4)	$1,000.00	$1,126.90	$4.59
IS Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.48	$4.36
Institutional Class Actual(4)	$1,000.00	$1,127.40	$4.75
Institutional Class Hypothetical
(5% return before expenses)	$1,000.00	$1,020.33	$4.51
Investor Class Actual(4)	$1,000.00	$1,125.30	$6.43
Investor Class Hypothetical
(5% return before expenses)	$1,000.00	$1,018.74	$6.11

(3)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 0.87%, 0.90% and 1.22% for the IS Class, Institutional Class, and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(4)	Based on the actual returns for the six-month period ended April 30, 2017 of 12.69%, 12.74% and 12.53% for the IS Class, Institutional Class, and Investor Class, respectively.

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 97.8%

Consumer Discretionary – 18.4%
B&M European Value Retail (a)	1,440	$6,284
Dollar General	490	35,628
Dunkin’ Brands Group	798	44,576
eBay*	3,762	125,689
Liberty Global – Series C*	1,430	49,492
Liberty Interactive QVC Group – Class A*	5,150	109,077
Liberty TripAdvisor Holdings – Series A*	6,656	97,843
Nielsen Holdings	822	33,809
Pandora Media*	8,341	90,500
Quotient Technology*	2,577	28,089
Sally Beauty Holdings*	522	9,929
Shutterstock*	1,061	45,867
Start Today (a)	863	18,415
TripAdvisor*	1,410	63,464
Zalando* (a)	53	2,338
		761,000

Energy – 1.2%
Kinder Morgan	2,439	50,316

Financial Services – 24.2%
Affiliated Managers Group	315	52,161
Charles Schwab	2,373	92,191
Crown Castle International – REIT	774	73,220
Element Fleet Management (a)	12,682	111,393
Equinix – REIT	67	27,986
Equity Commonwealth – REIT*	1,652	52,847
Intercontinental Exchange	798	48,040
LendingClub*	3,218	18,825
LendingTree*	297	41,847
Mastercard – Class A	690	80,261
Outfront Media – REIT	2,868	75,027
PayPal Holdings*	4,662	222,471
Visa – Class A	972	88,666
WisdomTree Investments	2,208	18,437
		1,003,372

Health Care – 18.3%
ABIOMED*	170	22,154
Allergan	323	78,767
athenahealth*	387	37,930

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 97.8% (Continued)

Health Care – 18.3% (Continued)
Baxter International	326	$18,152
Biogen*	524	142,114
Bioverativ*	1,004	59,045
Celgene*	1,541	191,161
DENTSPLY SIRONA	990	62,608
Illumina*	226	41,778
Quintiles IMS Holdings*	840	70,795
UnitedHealth Group	200	34,976
		759,480

Producer Durables – 5.3%
Expeditors International of Washington	428	24,007
Experian (a)	275	5,916
FedEx	606	114,958
Zebra Technologies – Class A*	796	75,039
		219,920

Technology – 28.8%#
Alphabet – Class A*	122	112,791
Alphabet – Class C*	100	90,596
ASML Holding – ADR	87	11,471
ASML Holding (a)	116	15,339
Auto Trader Group (a)	395	2,052
Baidu – ADR*	85	15,320
Electronic Arts*	789	74,813
Facebook – Class A*	510	76,628
IHS Markit*	666	28,904
Intuit	198	24,792
Logitech International (a)	1,619	54,109
MercadoLibre	25	5,723
Microsoft	3,631	248,578
NIC	260	5,551
NXP Semiconductors*	97	10,258
Paycom Software*	79	4,760
QUALCOMM	779	41,863
Samsung Electronics – GDR	33	32,350
Scout24* (a)	2,125	72,847
Symantec	4,607	145,719
Tencent Holdings (a)	850	26,633

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 97.8% (Continued)

Technology – 28.8%# (Continued)
VeriFone Systems*	2,522	$46,758
Yelp*	1,235	43,731
		1,191,586

Utilities – 1.6%
j2 Global	737	66,507
TOTAL COMMON STOCKS
(Cost $3,764,238)		4,052,181

SHORT-TERM INVESTMENTS – 2.2%
Fidelity Institutional Government Portfolio – Class I, 0.60%^	45,385	45,385
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio –
Institutional Class, 0.61%^	45,385	45,385
TOTAL SHORT-TERM INVESTMENTS
(Cost $90,770)		90,770
Total Investments – 100.0%
(Cost $3,855,008)		4,142,951
Other Assets and Liabilities, Net – 0.0%		(2,039)
Total Net Assets – 100.0%		$4,140,912

#	As of April 30, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
REIT – Real Estate Investment Trust
ADR – American Depositary Receipt
GDR – Global Depositary Receipt

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited)
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 98.4%

Brazil – 2.0%
MercadoLibre	639	$146,273

Canada – 2.1%
Element Fleet Management	16,990	149,233

China/Hong Kong – 5.9%
Baidu – ADR*	1,118	201,497
Tencent Holdings	7,089	222,122
		423,619

Germany – 4.1%
Scout24*	4,812	164,961
Zalando*	3,015	132,998
		297,959

Japan – 4.0%
MonotaRO	3,418	111,244
Start Today	8,475	180,842
		292,086

Netherlands – 2.5%
ASML Holding	1,358	179,568

South Korea – 3.1%
Samsung Electronics	114	223,489

Spain – 5.8%
Amadeus IT Group	4,403	237,627
Grifols	6,743	180,987
		418,614

Taiwan – 2.5%
Taiwan Semiconductor Manufacturing – ADR	5,418	179,173

United Kingdom – 15.3%
Auto Trader Group	29,063	150,950
Experian	10,588	227,778
IHS Markit*	4,132	179,329
InterContinental Hotels Group	3,301	174,961
Intertek Group	4,130	217,368
Liberty Global – Series C*	4,418	152,907
		1,103,293

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 98.4% (Continued)

United States – 51.1%
Alphabet – Class A*	168	$155,319
Alphabet – Class C*	171	154,919
Biogen*	498	135,063
Celgene*	2,085	258,644
eBay*	6,681	223,212
Electronic Arts*	2,129	201,872
Facebook – Class A*	1,198	179,999
FedEx	705	133,738
Illumina*	540	99,824
Intercontinental Exchange	3,505	211,001
Intuit	1,278	160,018
Mastercard – Class A	2,038	237,060
Microsoft	3,375	231,053
Nielsen Holdings	3,436	141,323
PayPal Holdings*	6,554	312,757
QUALCOMM	1,842	98,989
Symantec	5,219	165,077
TripAdvisor*	4,192	188,682
UnitedHealth Group	926	161,939
Visa – Class A	2,583	235,621
		3,686,110
TOTAL COMMON STOCKS
(Cost $6,379,345)		7,099,417

SHORT-TERM INVESTMENTS – 2.0%
Fidelity Institutional Government Portfolio – Class I, 0.60%^	72,745	72,745
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio –
Institutional Class, 0.61%^	72,745	72,745
TOTAL SHORT-TERM INVESTMENTS
(Cost $145,490)		145,490
Total Investments – 100.4%
(Cost $6,524,835)		7,244,907
Other Assets and Liabilities, Net – (0.4)%		(26,131)
Total Net Assets – 100.0%		$7,218,776

*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
ADR – American Depositary Receipt

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2017

At April 30, 2017, the sector diversification for the Fund was as follows:

% of
Sector	Net Assets
Technology#	44.8%
Consumer Discretionary	18.1%
Financial Services	15.9%
Health Care	11.6%
Producer Durables	8.0%
Short-Term Investments	2.0%
Other Assets and Liabilities, Net	(0.4)%
Total	100.0%

#	As of April 30, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 99.0%

Consumer Discretionary – 17.9%
Dollar General	42,975	$3,124,712
eBay*	212,487	7,099,191
Liberty Global – Series A*	32,053	1,135,317
Liberty Global – Series C*	120,263	4,162,302
Liberty Interactive QVC Group – Class A*	297,573	6,302,596
Nielsen Holdings	89,751	3,691,459
TripAdvisor*	93,613	4,213,521
		29,729,098

Financial Services – 29.6%#
Charles Schwab	107,906	4,192,148
Crown Castle International – REIT	78,498	7,425,911
Equinix – REIT	10,028	4,188,696
Intercontinental Exchange	101,216	6,093,203
Mastercard – Class A	66,034	7,681,075
PayPal Holdings*	210,004	10,021,391
Visa – Class A	104,856	9,564,964
		49,167,388

Health Care – 18.0%
Allergan	20,445	4,985,718
Biogen*	21,173	5,742,329
Celgene*	74,375	9,226,219
DENTSPLY SIRONA	69,324	4,384,050
Quintiles IMS Holdings*	65,186	5,493,876
		29,832,192

Producer Durables – 3.4%
FedEx	29,470	5,590,459

Technology – 30.1%#
Alphabet – Class A*	7,383	6,825,731
Alphabet – Class C*	5,859	5,308,020
ASML Holding – ADR	19,037	2,510,028
Electronic Arts*	63,106	5,983,711
Facebook – Class A*	46,659	7,010,515
Intuit	27,618	3,458,050
Microsoft	150,883	10,329,450
QUALCOMM	58,730	3,156,150
Symantec	174,247	5,511,433
		50,093,088
TOTAL COMMON STOCKS
(Cost $136,660,763)		164,412,225

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2017

Description	Shares	Value

SHORT-TERM INVESTMENTS – 1.0%
Fidelity Institutional Government Portfolio – Class I, 0.60%^	847,482	$847,482
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio –
Institutional Class, 0.61%^	847,482	847,482
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,694,964)		1,694,964
Total Investments – 100.0%
(Cost $138,355,727)		166,107,189
Other Assets and Liabilities, Net – 0.0%		(19,156)
Total Net Assets – 100.0%		$166,088,033

#	As of April 30, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
*	Non-income producing security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
REIT – Real Estate Investment Trust
ADR – American Depositary Receipt

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments (Unaudited)
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 99.5%

Consumer Discretionary – 19.9%
eBay*	123,243	$4,117,549
Liberty Interactive QVC Group – Class A*	173,162	3,667,571
Pandora Media*	241,226	2,617,302
Shutterstock*	55,426	2,396,066
TripAdvisor*	75,678	3,406,267
		16,204,755

Financial Services – 32.0%#
Crown Castle International – REIT	41,947	3,968,186
Element Fleet Management (a)	369,977	3,249,716
Equity Commonwealth – REIT*	125,048	4,000,286
Intercontinental Exchange	79,030	4,757,606
PayPal Holdings*	102,478	4,890,250
Visa – Class A	56,847	5,185,583
		26,051,627

Health Care – 18.5%
Allergan	15,174	3,700,332
Biogen*	12,910	3,501,321
Bioverativ*	53,240	3,131,044
Celgene*	38,484	4,773,940
		15,106,637

Producer Durables – 3.8%
FedEx	16,198	3,072,761

Technology – 25.3%#
Alphabet – Class A*	3,313	3,062,935
Alphabet – Class C*	3,380	3,062,145
Electronic Arts*	38,914	3,689,825
Microsoft	92,170	6,309,958
Symantec	140,773	4,452,650
		20,577,513
TOTAL COMMON STOCKS
(Cost $57,548,170)		81,013,293

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2017

Description	Shares	Value

SHORT-TERM INVESTMENTS – 1.5%
Fidelity Institutional Government Portfolio – Class I, 0.60%^	592,298	$592,298
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio –
Institutional Class, 0.61%^	592,298	592,298
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,184,596)		1,184,596
Total Investments – 101.0%
(Cost $58,732,766)		82,197,889
Other Assets and Liabilities, Net – (1.0)%		(818,858)
Total Net Assets – 100.0%		$81,379,031

#	As of April 30, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited)
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 97.8%

Consumer Discretionary – 16.6%
Dunkin’ Brands Group	212,871	$11,890,974
Liberty TripAdvisor Holdings – Series A*	635,957	9,348,568
Pandora Media*	782,052	8,485,264
Quotient Technology*	189,835	2,069,201
Sally Beauty Holdings*	214,742	4,084,393
Shutterstock*	182,633	7,895,225
		43,773,625

Energy – 2.6%
Core Laboratories	60,596	6,715,249

Financial Services – 26.3%#
Affiliated Managers Group	55,510	9,191,901
Element Fleet Management (a)	832,603	7,313,219
Equity Commonwealth – REIT*	472,121	15,103,151
LendingClub*	1,203,397	7,039,872
LendingTree*	68,103	9,595,713
MSCI	83,146	8,341,207
Outfront Media – REIT	388,373	10,159,838
WisdomTree Investments	302,681	2,527,386
		69,272,287

Health Care – 12.3%
ABIOMED*	71,700	9,343,944
athenahealth*	38,113	3,735,455
Bio-Techne	113,114	12,112,247
Bioverativ*	123,894	7,286,206
		32,477,852

Producer Durables – 11.9%
Expeditors International of Washington	127,102	7,129,151
Graco	102,732	11,079,646
Zebra Technologies – Class A*	139,127	13,115,503
		31,324,300

Technology – 22.6%
Arista Networks*	34,910	4,874,833
Blackbaud	174,395	14,023,102
Logitech International (a)	411,099	13,739,430
NIC	162,480	3,468,948
Paycom Software*	131,977	7,951,614

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Schedule of Investments (Unaudited) – Continued
April 30, 2017

Description	Shares	Value

COMMON STOCKS – 97.8% (Continued)

Technology – 22.6% (Continued)
VeriFone Systems*	380,346	$7,051,615
Yelp*	232,279	8,224,999
		59,334,541

Utilities – 5.5%
j2 Global	159,581	14,400,589
TOTAL COMMON STOCKS
(Cost $225,452,226)		257,298,443

SHORT-TERM INVESTMENTS – 2.0%
Fidelity Institutional Government Portfolio – Class I, 0.60%^	2,622,135	2,622,135
Morgan Stanley Institutional Liquidity Fund – Treasury Portfolio –
Institutional Class, 0.61%^	2,622,135	2,622,135
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,244,270)		5,244,270
Total Investments – 99.8%
(Cost $230,696,496)		262,542,713
Other Assets and Liabilities, Net – 0.2%		592,123
Total Net Assets – 100.0%		$263,134,836

#	As of April 30, 2017, the Fund had a significant portion of its assets invested in this sector and therefore is subject to additional risks. See Note 9 in Notes to the Financial Statements.
*	Non-income producing security.
(a)	Foreign security.
^	The rate shown is the annualized seven day effective yield as of April 30, 2017.
REIT – Real Estate Investment Trust

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited)
April 30, 2017

	All-Cap	Global	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
ASSETS
Investment securities:
At cost	$3,855,008	$6,524,835	$138,355,727
At value	$4,142,951	$7,244,907	$166,107,189
Receivable for investment securities sold	21,277	—	—
Dividends & interest receivable	881	3,775	63,352
Receivable from Adviser	5,038	3,793	—
Prepaid expenses	1,349	1,796	25,021
Total Assets	4,171,496	7,254,271	166,195,562
LIABILITIES
Payable for investment securities purchased	2,244	—	—
Payable to Adviser	—	—	56,567
Payable for fund administration & accounting fees	4,223	5,755	25,991
Payable for compliance fees	72	105	3,652
Payable for transfer agent fees & expenses	6,555	8,654	5,123
Payable for custody fees	1,123	4,489	1,829
Payable for trustee fees	2,982	2,877	2,647
Accrued distribution and/or shareholder service fees	—	31	160
Accrued expenses	13,385	13,584	11,560
Total Liabilities	30,584	35,495	107,529
NET ASSETS	$4,140,912	$7,218,776	$166,088,033
COMPOSITION OF NET ASSETS
Portfolio capital	$3,880,225	$6,500,861	$132,722,561
Accumulated undistributed net investment income (loss)	(2,696)	(13,129)	68,953
Accumulated net realized gain (loss) on investments	(24,552)	10,987	5,545,057
Net unrealized appreciation of investments
and translations of foreign currency	287,935	720,057	27,751,462
Total net assets	$4,140,912	$7,218,776	$166,088,033

IS Class Shares:
Net Assets	$4,140,912	$7,164,221	$165,886,265
Shares issued and outstanding(1)	217,243	364,542	12,822,012
Net asset value, offering price, and redemption price per share	$19.06	$19.65	$12.94

Institutional Class Shares:
Net Assets	—	$54,555	$155,999
Shares issued and outstanding(1)	—	2,778	12,059
Net asset value, offering price, and redemption price per share	—	$19.64	$12.94

Investor Class Shares:
Net Assets	—	—	$45,769
Shares issued and outstanding(1)	—	—	3,541
Net asset value, offering price, and redemption price per share	—	—	$12.93

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Assets and Liabilities (Unaudited) – Continued
April 30, 2017

	Select 20	SMID-Cap
	Growth Fund	Growth Fund
ASSETS
Investment securities:
At cost	$58,732,766	$230,696,496
At value	$82,197,889	$262,542,713
Receivable for investment securities sold	183,962	511,490
Dividends & interest receivable	490	119,135
Receivable for capital shares sold	—	136,719
Prepaid expenses	9,024	38,928
Total Assets	82,391,365	263,348,985
LIABILITIES
Payable for investment securities purchased	926,812	—
Payable to Adviser	47,185	143,850
Payable for fund administration & accounting fees	14,847	35,534
Payable for compliance fees	1,524	2,698
Payable for transfer agent fees & expenses	3,783	2,922
Payable for custody fees	3,686	6,600
Payable for trustee fees	2,865	2,601
Accrued distribution and/or shareholder service fees	—	12,834
Accrued expenses	11,632	7,110
Total Liabilities	1,012,334	214,149
NET ASSETS	$81,379,031	$263,134,836
COMPOSITION OF NET ASSETS
Portfolio capital	$57,336,927	$231,691,473
Accumulated net investment loss	(144,838)	(120,304)
Accumulated net realized gain (loss) on investments	725,001	(281,310)
Net unrealized appreciation of investments and translations of foreign currency	23,461,941	31,844,977
Total net assets	$81,379,031	$263,134,836

IS Class Shares:
Net Assets	$81,379,031	$95,143,029
Shares issued and outstanding(1)	11,154,655	4,921,100
Net asset value, offering price, and redemption price per share	$7.30	$19.33

Institutional Class Shares:
Net Assets	—	$166,503,049
Shares issued and outstanding(1)	—	8,611,136
Net asset value, offering price, and redemption price per share	—	$19.34

Investor Class Shares:
Net Assets	—	$1,488,758
Shares issued and outstanding(1)	—	77,128
Net asset value, offering price, and redemption price per share	—	$19.30

(1)	Unlimited shares authorized without par value.

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited)
For the Six Months Ended April 30, 2017

	All-Cap	Global	Large-Cap
	Growth Fund	Growth Fund	Growth Fund
INVESTMENT INCOME:
Interest income	$315	$401	$3,754
Dividend income	14,898	20,107	836,268
Less: Foreign taxes withheld	(103)	(1,089)	(3,733)
Total investment income	15,110	19,419	836,289

EXPENSES:
Investment advisory fees (See Note 4)	11,587	23,106	468,600
Transfer agent fees & expenses (See Note 4)	11,232	18,779	34,432
Custody fees (See Note 4)	10,770	14,283	16,319
Audit fees	7,964	8,145	9,086
Legal fees	5,325	5,325	4,785
Trustee fees	5,157	5,055	5,259
Fund administration & accounting fees (See Note 4)	3,757	6,432	68,254
Federal & state registration fees	3,013	3,510	27,748
Other expenses	2,460	2,460	2,952
Postage & printing fees	1,480	1,492	1,460
Compliance fees (See Note 4)	181	283	9,492
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	25	56
Investor Class	—	—	79
Total expenses	62,926	88,895	648,522
Less: Fee waivers (See Note 4)	(46,883)	(58,544)	(102,846)
Total net expenses	16,043	30,351	545,676
NET INVESTMENT INCOME (LOSS)	(933)	(10,932)	290,613

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain (loss) on investments,
including foreign currency gain (loss)	(24,472)	11,002	6,178,646
Net change in unrealized appreciation (deprecation) of
investments and translations of foreign currency	335,924	773,301	7,137,852
Net realized and unrealized gain on investments	311,452	784,303	13,316,498

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$310,519	$773,371	$13,607,111

See Notes to the Financial Statements

Jackson Square Funds

Statements of Operations (Unaudited) – Continued
For the Six Months Ended April 30, 2017

	Select 20	SMID-Cap
	Growth Fund	Growth Fund
INVESTMENT INCOME:
Interest income	$5,427	$23,990
Dividend income	368,956	1,059,804
Less: Foreign taxes withheld	—	(15,070)
Total investment income	374,383	1,068,724

EXPENSES:
Investment advisory fees (See Note 4)	263,581	818,875
Fund administration & accounting fees (See Note 4)	31,164	86,185
Transfer agent fees (See Note 4)	13,860	31,611
Federal & state registration fees	11,607	28,444
Audit & tax fees	9,086	9,086
Legal fees	5,337	4,827
Trustee fees	5,145	5,169
Compliance fees (See Note 4)	4,297	9,797
Custody fees (See Note 4)	4,166	16,871
Other expenses	2,508	2,772
Postage & printing fees	1,835	2,328
Distribution and/or shareholder service fees (See Note 5)
Institutional Class	—	20,222
Investor Class	—	1,172
Total expenses	352,586	1,037,359
Add: Fee recoupment (See Note 4)	207	—
Less: Fee waivers (See Note 4)	—	(66,070)
Total net expenses	352,793	971,289
NET INVESTMENT INCOME	21,590	97,435

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND TRANSLATIONS OF FOREIGN CURRENCY
Net realized gain on investments, including foreign currency gain	1,827,864	614,030
Net change in unrealized appreciation (depreciation) of investments
and translations of foreign currency	3,697,814	23,901,766
Net realized and unrealized gain on investments	5,525,678	24,515,796

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,547,268	$24,613,231

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the Period
	Ended April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment loss	$(933)	$(1,019)
Net realized gain (loss) on investments, including foreign currency gain (loss)	(24,472)	437
Net change in unrealized appreciation (depreciation)
on investments and translations of foreign currency	335,924	(47,989)
Net increase (decrease) in net assets resulting from operations	310,519	(48,571)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	1,237,516	2,730,025
Proceeds from reinvestment of distributions	853	—
Payments for shares redeemed	(88,169)	—
Increase in net assets resulting from IS Class transactions	1,150,200	2,730,025
Net increase in net assets resulting from capital share transactions	1,150,200	2,730,025

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	(1,261)	—
From net realized gains:
IS Class	—	—
Total distributions to shareholders	(1,261)	—
TOTAL INCREASE IN NET ASSETS	1,459,458	2,681,454

NET ASSETS:
Beginning of period	2,681,454	—
End of period*	$4,140,912	$2,681,454

* Includes accumulated net investment loss of	$(2,696)	$(502)

(1)	Inception date of the Fund was September 19, 2016.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Statements of Changes in Net Assets

	For the Six Months	For the Period
	Ended April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment loss	$(10,932)	$(1,920)
Net realized gain (loss) on investments, including foreign currency gain (loss)	11,002	(292)
Net change in unrealized appreciation (depreciation)
on investments and translations of foreign currency	773,301	(53,244)
Net increase (decrease) in net assets resulting from operations	773,371	(55,456)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	2,910,091	3,570,025
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	(29,255)	—
Increase in net assets resulting from IS Class transactions	2,880,836	3,570,025
Institutional Class:
Proceeds from shares sold	—	50,000
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Institutional Class transactions	—	50,000
Net increase in net assets resulting from capital share transactions	2,880,836	3,620,025

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	—	—
Institutional Class	—	—
From net realized gains:
IS Class	—	—
Institutional Class	—	—
Total distributions to shareholders	—	—
TOTAL INCREASE IN NET ASSETS	3,654,207	3,564,569

NET ASSETS:
Beginning of period	3,564,569	—
End of period*	$7,218,776	$3,564,569

* Includes accumulated net investment loss of	$(13,129)	$(2,197)

(1)	Inception date of the Fund was September 19, 2016.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months
	Ended April 30, 2017	For the Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$290,613	$1,011,252
Net realized gain on investments	6,178,646	31,268,802
Net change in unrealized appreciation on investments	7,137,852	(40,869,486)
Net increase (decrease) in net assets resulting from operations	13,607,111	(8,589,432)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	3,641,204	14,597,028
Proceeds from reinvestment of distributions	23,373,323	42,907,289
Payments for redemption-in-kind	—	(21,029,785)
Payments for shares redeemed	(40,687,933)	(104,385,878)
Decrease in net assets resulting from IS Class transactions	(13,673,406)	(67,911,346)
Institutional Class(1):
Proceeds from shares sold	100,000	50,000
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Institutional Class transactions	100,000	50,000
Investor Class(1):
Proceeds from shares sold	—	50,000
Proceeds from reinvestment of distributions	—	—
Payments for shares redeemed	—	—
Increase in net assets resulting from Investor Class transactions	—	50,000
Net decrease in net assets resulting from capital share transactions	(13,573,406)	(67,811,346)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	(534,927)	(2,030,228)
Institutional Class(1)	(132)	—
Investor Class(1)	(99)	—
From net realized gains:
IS Class	(25,078,001)	(43,398,450)
Institutional Class(1)	(6,820)	—
Investor Class(1)	(6,820)	—
Total distributions to shareholders	(25,626,799)	(45,428,678)
TOTAL DECREASE IN NET ASSETS	(25,593,094)	(121,829,456)

NET ASSETS:
Beginning of period	191,681,127	313,510,583
End of period*	$166,088,033	$191,681,127

* Includes accumulated undistributed net investment income of	$68,953	$313,498

(1)	Inception date of the Institutional Class and Investor Class was September 19, 2016.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Statements of Changes in Net Assets

	For the Six Months
	Ended April 30, 2017	For the Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$21,590	$30,861
Net realized gain (loss) on investments, including foreign currency gain (loss)	1,827,864	(656,532)
Net change in unrealized appreciation (depreciation)
on investments and translations for foreign currency	3,697,814	(5,612,377)
Net increase (decrease) in net assets resulting from operations	5,547,268	(6,238,048)

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	1,443,345	820,027
Proceeds from reinvestment of distributions	—	15,555,486
Payments for shares redeemed	(5,552,825)	(7,183,467)
Increase (Decrease) in net assets resulting from IS Class transactions	(4,109,480)	9,192,046
Net increase (decrease) in net assets resulting from capital share transactions	(4,109,480)	9,192,046

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	—	(73,016)
From net realized gains:
IS Class	—	(16,564,266)
Total distributions to shareholders	—	(16,637,282)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,437,788	(13,683,284)

NET ASSETS:
Beginning of period	79,941,243	93,624,527
End of period*	$81,379,031	$79,941,243

* Includes accumulated net investment loss of	$(144,838)	$(166,428)

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months
	Ended April 30, 2017	For the Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$97,435	$158,062
Net realized gain on investments, including foreign currency gain (loss)	614,030	4,003,315
Net change in unrealized appreciation (depreciation)
on investments and translations of foreign currency	23,901,766	(3,689,921)
Net increase in net assets resulting from operations	24,613,231	471,456

CAPITAL SHARE TRANSACTIONS:
IS Class:
Proceeds from shares sold	20,871,024	24,285,986
Proceeds from reinvestment of distributions	417,244	6,427,965
Payments for shares redeemed	(8,335,981)	(5,506,868)
Increase in net assets resulting from IS Class transactions	12,952,287	25,207,083
Institutional Class(1):
Proceeds from shares sold	68,973,836	37,837,385
Proceeds from acquisition	—	57,237,009
Proceeds from reinvestment of distributions	525,410	—
Payments for shares redeemed	(3,896,036)	(5,861,076)
Increase in net assets resulting from Institutional Class transactions	65,603,210	89,213,318
Investor Class(2):
Proceeds from shares sold	1,621,517	50,000
Proceeds from reinvestment of distributions	537	—
Payments for shares redeemed	(236,432)	—
Increase in net assets resulting from Investor Class transactions	1,385,622	50,000
Net increase in net assets resulting from capital share transactions	79,941,119	114,470,401

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
IS Class	(110,594)	(133,280)
Institutional Class(1)	(128,571)	—
Investor Class(2)	(99)	—
From net realized gains:
IS Class	(323,218)	(6,705,384)
Institutional Class(1)	(402,497)	—
Investor Class(2)	(438)	—
Total distributions to shareholders	(965,417)	(6,838,664)
TOTAL INCREASE IN NET ASSETS	103,588,933	108,103,193

NET ASSETS:
Beginning of period	159,545,903	51,442,710
End of period*	$263,134,836	$159,545,903

* Includes accumulated undistributed net investment income (loss) of	$(120,304)	$21,525

(1)	Inception date of the Institutional Class was September 16, 2016.
(2)	Inception date of the Investor Class was September 19, 2016.

See Notes to the Financial Statements

Jackson Square All-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

IS Class

	Six Months Ended	For the Period
	April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
Per Share Data

Net asset value, beginning of period	$17.55	$18.00

Investment operations:
Net investment loss(2)	— (3)	(0.01)
Net realized and unrealized gain (loss) on investments	1.52	(0.44)
Total from investment operations	1.52	(0.45)

Less distributions from:
Net investment income	(0.01)	—
Net realized gains	—	—
Total distributions	(0.01)	—
Net asset value, end of period	$19.06	$17.55

Total Return(4)	8.65%	-2.50%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$4,141	$2,681

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(5)	3.53%	18.59%
After expense reimbursement/waiver(5)	0.90%	0.90%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(5)	(0.05)%	(0.50)%

Portfolio Turnover(4)	26%	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

IS Class

	Six Months Ended	For the Period
	April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
Per Share Data

Net asset value, beginning of period	$17.66	$18.00

Investment operations:
Net investment loss(2)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	2.02	(0.33)
Total from investment operations	1.99	(0.34)

Less distributions from:
Net investment income	—	—
Net realized gains	—	—
Total distributions	—	—
Net asset value, end of period	$19.65	$17.66

Total Return(3)	11.27%	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$7,164	$3,516

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	3.08%	14.49%
After expense reimbursement/waiver(4)	1.05%	1.05%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.38)%	(0.62)%

Portfolio Turnover(3)(5)	19%	3%

(1)	Inception date of the IS Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Global Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Institutional Class

	Six Months Ended	For the Period
	April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
Per Share Data

Net asset value, beginning of period	$17.66	$18.00

Investment operations:
Net investment loss(2)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	2.02	(0.32)
Total from investment operations	1.98	(0.34)

Less distributions from:
Net investment income	—	—
Net realized gains	—	—
Total distributions	—	—
Net asset value, end of period	$19.64	$17.66

Total Return(3)	11.21%	-1.89%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$55	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	3.33%	14.61%
After expense reimbursement/waiver(4)	1.15%	1.15%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(4)	(0.48)%	(0.72)%

Portfolio Turnover(3)(5)	19%	3%

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Portfolio turnover disclosed is the for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

IS Class

	Six Months
	Ended	Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2017	October 31,		October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2016		2015	2014	2013	2012
Per Share Data

Net asset value, beginning of period	$13.89	$16.79		$17.04	$14.60	$11.47	$9.88

Investment operations:
Net investment income(1)	0.02	0.05		0.11	0.11	0.06	0.03
Net realized and unrealized
gain (loss) on investments	1.00	(0.51)		1.19	2.38	3.12	1.59
Total from investment operations	1.02	(0.46)		1.30	2.49	3.18	1.62

Less distributions from:
Net investment income	(0.04)	(0.11)		(0.11)	(0.05)	(0.05)	(0.03)
Net realized gains	(1.93)	(2.33)		(1.44)	—	—	—
Total distributions	(1.97)	(2.44)		(1.55)	(0.05)	(0.05)	(0.03)
Net asset value, end of period	$12.94	$13.89		$16.79	$17.04	$14.60	$11.47

Total Return(2)	8.68%	-3.20%		8.06%	17.10%	27.86%	16.40%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$165,886	$191,583		$313,511	$277,322	$254,958	$216,467

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(3)	0.76%	0.65%		0.64%	0.64%	0.65%	0.65%
After expense
reimbursement/waiver(3)	0.64%	0.64%		0.64%	0.64%	0.65%	0.65%

Ratio of net investment income
to average net assets:
After expense
reimbursement/waiver(3)	0.34%	0.36%		0.67%	0.69%	0.48%	0.25%

Portfolio Turnover(2)(5)	11%	27	%(4)	49%	30%	38%	40	%(4)

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(5)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Institutional Class

	Six Months Ended	For the Period
	April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
Per Share Data

Net asset value, beginning of period	$13.89	$14.12

Investment operations:
Net investment income (loss)(2)	0.02	(0.01)
Net realized and unrealized gain (loss) on investments	1.00	(0.22)
Total from investment operations	1.02	(0.23)

Less distributions from:
Net investment income	(0.04)	—
Net realized gains	(1.93)	—
Total distributions	(1.97)	—
Net asset value, end of period	$12.94	$13.89

Total Return(3)	8.63%	-1.63%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$156	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(4)	0.86%	0.83%
After expense reimbursement/waiver(4)	0.74%	0.74%

Ratio of net investment income (loss) to average net assets:
After expense reimbursement/waiver(4)	0.24%	(0.60)%

Portfolio Turnover(3)(6)	11%	27	%(5)

(1)	Inception date of the Institutional Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.
(5)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(6)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Large-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Investor Class

	Six Months Ended	For the Period
	April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
Per Share Data

Net asset value, beginning of period	$13.89	$14.12

Investment operations:
Net investment loss(2)	— (3)	(0.01)
Net realized and unrealized gain (loss) on investments	1.00	(0.22)
Total from investment operations	1.00	(0.23)

Less distributions from:
Net investment income	(0.03)	—
Net realized gains	(1.93)	—
Total distributions	(1.96)	—
Net asset value, end of period	$12.93	$13.89

Total Return(4)	8.48%	-1.63%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$46	$49

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(5)	1.11%	1.08%
After expense reimbursement/waiver(5)	0.99%	0.99%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(5)	(0.01)%	(0.84)%

Portfolio Turnover(4)(7)	11%	27	%(6)

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Excludes value of Fund securities received or delivered as a result of in-kind purchases or redemptions of the Fund’s capital shares.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Select 20 Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

IS Class

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2017	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data

Net asset value, beginning of period	$6.83	$8.95	$11.05	$9.68	$8.14	$6.96

Investment operations:
Net investment income (loss)(1)	— (2)	— (2)	— (2)	0.01	0.02	— (2)
Net realized and unrealized
gain (loss) on investments	0.47	(0.52)	0.98	1.51	1.66	1.18
Total from investment operations	0.47	(0.52)	0.98	1.52	1.68	1.18

Less distributions from:
Net investment income	—	(0.01)	(0.01)	(0.01)	(0.01)	— (2)
Net realized gains	—	(1.59)	(3.07)	(0.14)	(0.13)	—
Total distributions	—	(1.60)	(3.08)	(0.15)	(0.14)	— (2)
Net asset value, end of period	$7.30	$6.83	$8.95	$11.05	$9.68	$8.14

Total Return(3)	6.88%	-6.54%	10.60%	15.92%	21.00%	16.99%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$81,379	$79,941	$93,625	$90,354	$188,082	$124,511

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(4)	0.87%	0.90%	0.89%	0.87%	0.85%	0.87%
After expense
reimbursement/waiver(4)	0.87%	0.89%	0.89%	0.87%	0.85%	0.86%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/waiver(4)	0.05%	0.04%	0.00%	0.06%	0.20%	(0.02)%

Portfolio Turnover(3)	22%	22%	31%	21%	46%	42%

(1)	Per share amounts calculated using the average shares method.
(2)	Amount is less than $0.01 per share.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

IS Class

	Six Months
	Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	April 30, 2017	October 31,	October 31,	October 31,	October 31,	October 31,
	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data

Net asset value, beginning of period	$17.24	$18.44	$21.85	$20.72	$15.50	$14.81

Investment operations:
Net investment income (loss)(1)	0.01	0.05	0.07	(0.01)	(0.01)	(0.02)
Net realized and unrealized
gain on investments	2.17	0.91	1.49	1.15	5.45	0.72
Total from investment operations	2.18	0.96	1.56	1.14	5.44	0.70

Less distributions from:
Net investment income	(0.02)	(0.04)	(0.08)	(0.01)	—	(0.01)
Net realized gains	(0.07)	(2.12)	(4.89)	—	(0.22)	—
Total distributions	(0.09)	(2.16)	(4.97)	(0.01)	(0.22)	(0.01)
Net asset value, end of period	$19.33	$17.24	$18.44	$21.85	$20.72	$15.50

Total Return(2)	12.69%	5.27%	8.30%	5.51%	35.56%	4.74%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$95,143	$72,224	$51,443	$43,281	$89,434	$17,853

Ratio of expenses to average net assets:
Before expense
reimbursement/waiver(3)	0.93%	0.91%	0.92%	0.91%	0.89%	0.94%
After expense
reimbursement/waiver(3)	0.87%	0.90%	0.92%	0.90%	0.89%	0.92%

Ratio of net investment income (loss)
to average net assets:
After expense
reimbursement/waiver(3)	0.11%	0.27%	0.38%	(0.05)%	(0.03)%	(0.14)%

Portfolio Turnover(2)(4)	12%	20%	21%	40%	26%	44%

(1)	Per share amounts calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Institutional Class

	Six Months Ended	For the Period
	April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
Per Share Data

Net asset value, beginning of period	$17.24	$17.82

Investment operations:
Net investment income(2)	0.01	—	(3)
Net realized and unrealized gain (loss) on investments	2.18	(0.58	)(4)
Total from investment operations	2.19	(0.58)

Less distributions from:
Net investment income	(0.02)	—
Net realized gains	(0.07)	—
Total distributions	(0.09)	—
Net asset value, end of period	$19.34	$17.24

Total Return(5)	12.74%	-3.25%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$166,503	$87,274

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(6)	0.96%	1.00%
After expense reimbursement/waiver(6)	0.90%	0.97%

Ratio of net investment income to average net assets:
After expense reimbursement/waiver(6)	0.08%	0.05%

Portfolio Turnover(5)(7)	12%	20%

(1)	Inception date of the Institutional Class was September 16, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square SMID-Cap Growth Fund

Financial Highlights

For a Fund share outstanding throughout the period.

Investor Class

	Six Months Ended	For the Period
	April 30, 2017	Inception(1) Through
	(Unaudited)	October 31, 2016
Per Share Data

Net asset value, beginning of period	$17.23	$17.84

Investment operations:
Net investment loss(2)	(0.02)	—	(3)
Net realized and unrealized gain (loss) on investments	2.18	(0.61	)(4)
Total from investment operations	2.16	(0.61)

Less distributions from:
Net investment income	(0.02)	—
Net realized gains	(0.07)	—
Total distributions	(0.09)	—
Net asset value, end of period	$19.30	$17.23

Total Return(5)	12.53%	-3.42%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1,489	$48

Ratio of expenses to average net assets:
Before expense reimbursement/waiver(6)	1.28%	1.25%
After expense reimbursement/waiver(6)	1.22%	1.22%

Ratio of net investment loss to average net assets:
After expense reimbursement/waiver(6)	(0.24)%	(0.20)%

Portfolio Turnover(5)(7)	12%	20%

(1)	Inception date of the Investor Class was September 19, 2016.
(2)	Per share amounts calculated using the average shares method.
(3)	Amount is less than $0.01 per share.
(4)
Net realized and unrealized loss per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain on the Statement of Operations due to share transactions for the period.

(5)	Not annualized for periods less than one year.
(6)	Annualized for periods less than one year.
(7)	Portfolio turnover disclosed is for the Fund as a whole.

See Notes to the Financial Statements

Jackson Square Funds

Notes to the Financial Statements (Unaudited)
April 30, 2017

1.  ORGANIZATION

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Jackson Square All-Cap Growth Fund (“All-Cap Growth Fund”), Jackson Square Global Growth Fund (“Global Growth Fund”), Jackson Square Large-Cap Growth Fund (“Large-Cap Growth Fund”), Jackson Square Select 20 Growth Fund (“Select 20 Growth Fund”), and Jackson Square SMID-Cap Growth Fund (“SMID-Cap Growth Fund”)  (each a “Fund” and collectively, the “Funds”) are Investment Companies and therefore follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The All-Cap Growth Fund is a diversified series with its own investment objectives and policies within the Trust.  The Global Growth Fund, Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund are each a non-diversified series with their own investment objectives and policies within the Trust. The investment objective of each Fund is long-term capital appreciation. The All-Cap Growth Fund and Global Growth Fund commenced operations on September 19, 2016.  The Large-Cap Growth Fund commenced operations on November 1, 2005, the Select 20 Growth Fund commenced operations on March 31, 2000, and the SMID-Cap Growth Fund commenced operations on December 1, 2003. The Large-Cap Growth Fund and SMID-Cap Growth Fund currently offer three shares of classes, the IS Class, the Institutional Class, and the Investor Class. Each class of shares has identical rights and privileges except with respect to shareholder servicing fees, 12b-1 fees, and voting rights on matters affecting a single share class. The Global Growth Fund currently offers two classes of shares, the IS Class and the Institutional Class.  Each class of shares has identical rights and privileges except with respect to the shareholder servicing fees and voting rights on matters affecting a single share class.  The All-Cap Growth Fund and Select 20 Growth Fund currently offer only IS Class shares.  Institutional Class shares are subject to a maximum 0.10% shareholder servicing fee.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution and servicing fee and a maximum 0.10% shareholder servicing fee. The Funds may issue an unlimited number of shares of beneficial interest with no par value.

On September 16, 2016, as the result of a tax-free reorganization, The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio (collectively the “Predecessor Funds”), each a series of the Delaware Pooled Trust, a registered open-end management investment company, were transferred into the Trust. The plan of reorganization was approved by the shareholders of the Predecessor Funds on September 12, 2016. Effective on that date, the Predecessor Funds were renamed the Jackson Square Large-Cap Growth Fund, the Jackson Square SMID-Cap Growth Fund, and the Jackson Square Select 20 Growth Fund, respectively, and all of their shares were exchanged for IS Shares on a pro rata basis. The Predecessor Funds were deemed to be the accounting survivors for financial reporting purposes and as a result, the financial statements and financial highlights of Large-Cap Growth Fund, SMID-Cap Growth Fund, and Select 20 Growth Fund reflect the operation of the Predecessor Funds for the periods prior to the reorganization date.

As a tax-free reorganization, any unrealized appreciation or depreciation on the securities on the date of reorganization was treated as a non-taxable event, thus the cost basis of the securities held reflect their historical cost basis as of the date of reorganization. Immediately prior to the reorganization, the net assets, fair value of investments, and net unrealized appreciation of the Predecessor Funds were as follows:

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

		Fair Value of	Net Unrealized
Fund	Net Assets	Investments	Appreciation
Predecessor Large-Cap Growth Fund	$251,980,460	$249,542,216	$41,148,682
Predecessor Select 20 Growth Fund	80,324,897	78,298,768	20,620,882
Predecessor SMID-Cap Growth Fund	67,174,695	62,380,430	12,996,069

At the date of reorganization, fund shares outstanding totaled 17,824,507, 11,628,840, and 3,769,412 for the Predecessor Large Cap Growth Fund, Predecessor Select 20 Growth Fund, and Predecessor SMID-Cap Growth Fund, respectively.

In connection with the reorganization, the net assets of the original Jackson Square SMID-Cap Growth Fund (the “Acquired Fund”) were acquired by SMID-Cap Growth Fund as of the close of business September 16, 2016. The Acquired Fund commenced operations May 2, 2016. The purpose of the transaction was to combine two funds managed by Jackson Square Partners, LLC (“the Adviser”) with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all Institutional Class shares of the Acquired Fund for Institutional Class shares of SMID-Cap Growth Fund. For financial reporting purposes, SMID-Cap Growth Fund is deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Fund. The assets received and shares issued by the SMID-Cap Growth Fund were recorded at fair value; and, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the SMID-Cap Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Information with respect to the net assets and other relevant operating data for the Acquired Fund on the merger date are included below:

Acquired Fund
Net assets	$58,896,292
Shares outstanding	3,181,329
Net asset value	$18.51
Investments at fair value	$58,806,547
Unrealized appreciation	$1,659,283
Undistributed net investment income	$10,791
Accumulated net realized gain	$6,893
Tax capital loss carryforward	—

Acquiring Fund
Net assets immediately prior to merger	$67,174,695
Net assets immediately after merger	$126,070,987
Fund shares issued in exchange for Acquired Fund	3,304,326
Exchange rate for shares issued	1.038662252

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

Federal Income Taxes – The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no cost to the Funds. Therefore, no federal income or excise tax provision is required. As of and during the period ended April 30, 2017, the Funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the period ended April 30, 2017, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.  As of and during the period ended April 30, 2017, the Funds did not incur any interest or penalties.

Security Transactions, Investment Income and Distributions – The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost.  Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

The Funds distribute substantially all net investment income, and net realized capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Foreign Currency – Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.  The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and translations of foreign currency.  The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund.  Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Shareholder servicing fees are expensed at an annual rate up to 0.10% of Institutional Class and Investor Class shares and 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares (see Note 5). Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

3.  SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  Each Fund’s investments are carried at fair value.

Equity Securities – Equity securities that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Funds’ NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Funds’ NAV in advance of the time the NAV is calculated.

Short-Term Investments – Investments in other mutual funds, including money market funds, are valued at their NAV per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports of the Valuation Committee that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following tables are a summary of the inputs used to value each Fund’s securities as of

April 30, 2017:

All-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$3,815,898	$236,283	$—	$4,052,181
Short-Term Investments	90,770	—	—	90,770
Total Investments in Securities	$3,906,668	$236,283	$—	$4,142,951

Global Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$4,694,522	$2,404,895	$—	$7,099,417
Short-Term Investments	145,490	—	—	145,490
Total Investments in Securities	$4,840,012	$2,404,895	$—	$7,244,907

Large-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$164,412,225	$—	$—	$164,412,225
Short-Term Investments	1,694,964	—	—	1,694,964
Total Investments in Securities	$166,107,189	$—	$—	$166,107,189

Select 20 Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$81,013,293	$—	$—	$81,013,293
Short-Term Investments	1,184,596	—	—	1,184,596
Total Investments in Securities	$82,197,889	$—	$—	$82,197,889

SMID-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$243,559,013	$13,739,430	$—	$257,298,443
Short-Term Investments	5,244,270	—	—	5,244,270
Total Investments in Securities	$248,803,283	$13,739,430	$—	$262,542,713

Transfers between Levels are recognized at the end of the reporting period. During the period ended April 30, 2017, the All-Cap Growth Fund transferred six securities with a total value of $180,258, the Global Growth Fund transferred eleven securities with a total value of $2,001,838, and the SMID-Cap Growth Fund transferred one security with a total value of $13,739,430. The Funds did not invest in any Level 3 investments during the period. Refer to the Schedule of Investments for further information on the classification of investments.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

4.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has an agreement with Jackson Square Partners, LLC (“the Adviser”) to furnish investment advisory services to the Funds.  For its services, the Funds pay the Adviser a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Fund
All-Cap Growth Fund	0.65%
Global Growth Fund	0.80%
Large-Cap Growth Fund	0.55%
Select 20 Growth Fund	0.65%
SMID-Cap Growth Fund	0.75%

The Funds’ Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Funds for their expenses to ensure that total annual operating expenses (excluding Rule 12b-1 fees, shareholder servicing plan fees, acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes, and extraordinary expenses) do not exceed the following rates (based upon the average daily net assets of the Funds):

Fund
All-Cap Growth Fund	0.90%
Global Growth Fund	1.05%
Large-Cap Growth Fund	0.64%
Select 20 Growth Fund	0.87%
SMID-Cap Growth Fund	0.87%

Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. With respect to the SMID-Cap Growth Fund, fees waived and expenses reimbursed by the Adviser from May 2, 2016 through September 16, 2016 may be recouped for a period of three fiscal years following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is indefinite, but cannot be terminated within one year after the effective date of the Funds’ prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser, with the consent of the Board. Waived fees and reimbursed expenses subject to potential recovery by year of expiration are as follows:

Fund	10/31/2019	10/31/2020
All-Cap Growth Fund	$36,041	$46,883
Global Growth Fund	41,347	58,544
Large-Cap Growth Fund	23,827	102,846
Select 20 Growth Fund	2,736	—
SMID-Cap Growth Fund	88,039	66,070

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator, Transfer Agent, and Fund Accountant.  U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Funds.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Funds.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian; coordinates the payment of the Funds’ expenses and reviews the Funds’ expense accruals.  The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator.  A Trustee of the Trust is an officer of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Funds for administration and fund accounting, transfer agency, custody and compliance services for the period ended April 30, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.  A Trustee of the Trust is an interested person of the Distributor.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Large-Cap Growth Fund and SMID-Cap Growth Fund have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. For the period ended April 30, 2017, the Large-Cap Growth Fund and SMID-Cap Growth Fund incurred expenses of $56 and $837, respectively, pursuant to the Plan.

The Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund have entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Funds may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets of the Institutional Class and Investor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Funds. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Funds and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Funds, and providing such other personal services to shareholders as the Fund may reasonably request. For the period ended April 30, 2017, the Global Growth Fund, Large-Cap Growth Fund, and SMID-Cap Growth Fund incurred shareholder servicing fees of $25, $56, and $20,222, respectively in the Institutional share class. The Large-Cap Growth Fund and SMID-Cap Growth Fund also incurred additional shareholder service fees of $23 and $335, respectively, in the Investor share class.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

6.  CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

	All-Cap Growth Fund		Global Growth Fund
	Six Months	For the Period	Six Months	For the Period
	Ended	Inception(1) Through	Ended	Inception(1) Through
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
IS Class:
Shares sold	69,392	152,781	167,081	199,061
Shares issued in reinvestment
of distributions	48	—	—	—
Shares redeemed	(4,978)	—	(1,600)	—
Net increase	64,462	152,781	165,481	199,061
Institutional Class:
Shares sold	—	—	—	2,778
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	—	—	2,778
Net increase in capital shares	64,462	152,781	165,481	201,839

(1)	Inception date of the Fund was September 19, 2016.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

	Large-Cap Growth Fund		Select 20 Growth Fund
	Six Months	For the Year	Six Months	For the Year
	Ended	Ended	Ended	Ended
	April 30, 2017	October 31, 2016	April 30, 2017	October 31, 2016
IS Class:
Shares sold	284,729	1,057,328	212,308	119,258
Shares issued in reinvestment
of distributions	1,979,113	2,992,140	—	2,190,914
Shares redeemed-in-kind	—	(1,496,782)	—	—
Shares redeemed	(3,232,879)	(7,430,379)	(767,367)	(1,064,214)
Net increase (decrease)	(969,037)	(4,877,693)	(555,059)	1,245,958
Institutional Class(1):
Shares sold	8,518	3,541	—	—
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	8,518	3,541	—	—
Investor Class(2):
Shares sold	—	3,541	—	—
Shares issued in reinvestment
of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Net increase	—	3,541	—	—
Net increase (decrease)
in capital shares	(960,519)	(4,870,611)	(555,059)	1,245,958

(1)	Inception date of the Institutional Class for the Large-Cap Growth Fund was September 19, 2016.
(2)	Inception date of the Investor Class for the Large-Cap Growth Fund was September 19, 2016.

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

	MID-Cap Growth Fund
	Six Months	For the Year
	Ended	Ended
	April 30, 2017	October 31, 2016
IS Class:
Shares sold	1,160,276	1,337,754
Shares issued in reinvestment
of distributions	23,052	363,572
Shares redeemed	(451,015)	(302,278)
Net increase	732,313	1,399,048
Institutional Class(1):
Shares sold	3,732,898	2,082,813
Shares issued in connection
with acquisition	—	3,304,882
Shares issued in reinvestment
of distributions	29,012	—
Shares redeemed	(211,610)	(326,859)
Net increase	3,550,300	5,060,836
Investor Class(2):
Shares sold	86,975	2,803
Shares issued in reinvestment
of distributions	30	—
Shares redeemed	(12,680)	—
Net increase	74,325	2,803
Net increase in capital shares	4,356,938	6,462,687

(1)	Inception date of the Institutional Class for the SMID-Cap Growth Fund was September 16, 2016.
(2)	Inception date of the Investor Class for the SMID-Cap Growth Fund was September 19, 2016.

7.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by Fund for the period ended April 30, 2017, were as follows:

	U.S. Government Securities		Other
Fund	Purchases	Sales	Purchases	Sales
All-Cap Growth Fund	$—	$—	$1,972,985	$902,451
Global Growth Fund	—	—	3,905,419	1,080,157
Large-Cap Growth Fund	—	—	19,437,182	58,582,384
Select 20 Growth Fund	—	—	17,212,983	19,631,470
SMID-Cap Growth Fund	—	—	106,088,385	24,541,380

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

8.  FEDERAL TAX INFORMATION

The aggregate gross unrealized appreciation and depreciation of securities held by the Funds and the total cost of securities for federal income tax purposes at October 31, 2016, were as follows:

	Aggregate Gross	Aggregate Gross	Net Appreciation	Federal Income
Fund	Appreciation	Depreciation	(Depreciation)	Tax Cost
All-Cap Growth Fund	$37,226	$(85,281)	$(48,055)	$3,773,695
Global Growth Fund	59,800	(113,077)	(53,277)	4,622,869
Large-Cap Growth Fund	31,317,063	(11,129,123)	20,187,940	171,637,991
Select 20 Growth Fund	22,573,000	(3,209,592)	19,363,408	60,684,616
SMID-Cap Growth Fund	17,799,732	(10,749,164)	7,050,568	152,011,393

The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

At October 31, 2016, the Funds’ most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed	Other	Unrealized	Total
	Ordinary	Long Term	Accumulated	Appreciation	Accumulated
Fund	Income	Capital Gains	Losses	(Depreciation)	Earnings (Losses)
All-Cap Growth Fund	$—	$—	$(516)	$(48,055)	$(48,571)
Global Growth Fund	—	—	(2,179)	(53,277)	(55,456)
Large-Cap Growth Fund	313,498	25,091,541	(207,819)	20,187,940	45,385,160
Select 20 Growth Fund	—	—	(868,572)	19,363,408	18,494,836
SMID-Cap Growth Fund	19,789	726,108	(916)	7,050,568	7,795,549

As of October 31, 2016, the Select 20 Growth Fund has a short-term capital loss carryover of $702,144, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31. For the taxable year ended October 31, 2016, the All-Cap Growth Fund, Global Growth Fund, and Select 20 Growth Fund deferred, on a tax basis, late year ordinary losses of $502, $2,197, and $166,248, respectively.

The tax character of distributions paid during the period ended April 30, 2017 was as follows:

Fund	Ordinary Income*	Long Term Capital Gains	Total
All-Cap Growth Fund	$1,261	$—	$1,261
Global Growth Fund	—	—	—
Large-Cap Growth Fund	535,158	25,091,641	25,626,799
Select 20 Growth Fund	—	—	—
SMID-Cap Growth Fund	239,264	726,153	965,417

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

The tax character of distributions paid during the year ended October 31, 2016 was as follows:

Fund	Ordinary Income*	Long Term Capital Gains**	Total
All-Cap Growth Fund	$—	$—	$—
Global Growth Fund	—	—	—
Large-Cap Growth Fund	2,030,228	43,398,450	45,428,678
Select 20 Growth Fund	73,016	16,564,266	16,637,282
SMID-Cap Growth Fund	466,758	6,371,906	6,838,664

*	For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

**
The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(C), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended October 31, 2016.

9.  SECTOR RISKS

As of April 30, 2017, the All-Cap Growth Fund, Global Growth Fund, Large-Cap Growth Fund, and Select 20 Growth Fund had a significant portion of their assets invested in the technology sector. The technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual property issues.

As of April 30, 2017, the Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund had a significant portion of their assets invested in the financial services sector. The financials services sector may be more sensitive to changes in governmental regulation, interest rates, domestic and international economies, loan losses, price competition and industry consolidation.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2017, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
All-Cap Growth Fund	Christopher Bonavico	37.45%
	Van Harte Smith Family Revocable Trust	36.36%

Global Growth Fund	Christopher Bonavico	28.16%
	Van Harte Smith Family Revocable Trust	26.15%

Select 20 Growth Fund	The Oregon Community Foundation	46.87%

Jackson Square Funds

Notes to the Financial Statements (Unaudited) – Continued
April 30, 2017

11.  SUBSEQUENT EVENT

Effective May 1, 2017, the Large-Cap Growth Fund, Select 20 Growth Fund, and SMID-Cap Growth Fund (collectively, the “Funds”) established an unsecured line of credit (“LOC”) in the amount of $25,000,000 or 33.33% of the fair value of the Funds’ investments, whichever is less. The LOC matures, unless renewed on July 27, 2017. The LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions. The credit facility is with the Fund’s custodian, U.S. Bank N.A. Interest is charged at the prime rate. The Funds have authorized U.S. Bank N.A. to charge any of the accounts of the Funds for any missed payments.

Management has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

Jackson Square Funds

Additional Information (Unaudited)
April 30, 2017

AVAILABILITY OF FUND PORTFOLIO INFORMATION

Each Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov.  Each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, each Fund’s Form N-Q is available without charge upon request by calling 1-855-278-2020.

AVAILABILITY OF FUND PROXY VOTING INFORMATION

A description of the Funds’ Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-278-2020.  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-855-278-2020, or (2) on the SEC’s website at www.sec.gov.

Jackson Square Funds

Privacy Notice (Unaudited)

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you.  The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law.  Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds.  If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes.  The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Funds.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Jackson Square Funds

Disclosures

The materials provided herein are for general information purposes only and may not be copied or redistributed without Jackson Square’s prior consent.  The views expressed represent Jackson Square’s assessment of the strategy and market environment as of the date identified herein and should not be considered a recommendation to buy, hold, or sell any security, and should not be relied on as research or investment advice. The information in this presentation, including statements concerning financial markets is based on current market conditions, which will fluctuate and may be superseded by subsequent market events or for other reasons.

Holdings are as of the date provided and subject to change.  Please note that where a partial list of holdings has been provided, a full list is available upon request.

Mutual fund investing involves risk. Principal loss is possible. With the exception of the All-Cap Growth Fund, the Funds are non-diversified meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore each Fund is more exposed to individual stock volatility than a diversified fund. Small- and Mid-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Investments in foreign securities involve greater volatility and political economic and currency risks and differences in accounting methods. These risks are greater in emerging and frontier markets. Frontier market countries generally have smaller economies and even less developed capital markets than traditional emerging markets, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. When the Fund buys or sells securities on a foreign stock exchange, the transaction is undertaken in the local currency rather than in U.S. dollars. The value of the foreign currency may increase or decrease against the value of the U.S. dollar, which may impact the value of the Fund’s portfolio holdings and your investment. Other countries may adopt economic policies and/or currency exchange controls that affect their currency valuations in a manner that is disadvantageous to U.S. investors and companies. From time to time, the trading market for a particular security or type of security in which the Funds invest may become less liquid or even illiquid.

Jackson Square claims compliance with the Global Investment Performance Standards (GIPS®) and has been independently verified for the periods May 1, 2014 through December 31, 2016.  Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standards.

Past performance is no guarantee of future results.

Russell 1000® Growth Index. The Russell 1000® Growth Index measures the performance of the large cap growth segment of the U.S. equity universe. It includes those Russell 1000® Index companies with higher earning potential as defined by Russell’s leading style methodology. The index is unmanned and an investment cannot be made into the index.

Russell 2500® Growth Index. The Russell 2500 Growth Index measures the performance of the small to mid cap growth segment of the U.S. equity universe. It includes those Russell 2500® Index companies with higher earning potential as defined by Russell’s leading style methodology. The index is unmanned and an investment cannot be made into the index.

Russell 3000® Growth Index. The Russell 3000® Growth Index measures the growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher growth earning potential, as defined by Russell’s leading style methodology. The index is unmanned and an investment cannot be made into the index.

MSCI All Country World Index. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed and emerging markets. Index “net” return reflects minimum possible dividend reinvestment, after deduction of withholding tax at the highest possible rate.  The index is unmanned and an investment cannot be made into the index.

This report must be preceded or accompanied by a prospectus.

Jackson Square Partners, LLC is the adviser to the Jackson Square Partner Funds, which are distributed by Quasar Distributors, LLC.

 (This Page Intentionally Left Blank.)

Investment Adviser
Jackson Square Partners, LLC
101 California Street, Suite 3750
San Francisco, California 94111

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Administrator, Fund Accountant
And Transfer Agent
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

This report should be accompanied or preceded by a prospectus.

The Funds’ Statement of Additional Information contains additional information about the
Funds’ trustees and is available without charge upon request by calling 1-844-577-3863.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. 1) Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Managed Portfolio Series

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    July 6, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/James R. Arnold
James R. Arnold, President

Date    July 6, 2017

By (Signature and Title)*    /s/Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date    July 6, 2017

* Print the name and title of each signing officer under his or her signature.